Commitments and Contingent Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingent Liabilities

NOTE 8 - COMMITMENTS AND CONTINGENT LIABILITIES:

a.	Lease Agreements

1)

The Company’s Israeli subsidiary has a lease agreement for a facility in Israel, which expires on December 31, 2020 with an option to extend the agreement for two additional years until December 31, 2022 under the terms stipulated in the agreement (the Option Period). The Company’s Israeli subsidiary entered into an amendment to the lease agreement to exercise the option to extend the agreement by two years until December 31, 2022 and to add an additional option for two additional years until December 31, 2024 under the terms stipulated in the agreement.

The amendment to the lease agreement and the new Option Period was taken in consideration when calculating the operating lease right of use assets and liabilities since it is reasonably certain that the Company will exercise the option.

2)	The Company leases its motor vehicles under operating lease agreements.

b.	Litigation:

i.	In July 2019, a former distributor filed a suit seeking damages from the Company’s subsidiary for pre-paid goods subject to the voluntary field action (from April 2014) amounting to €1,830,000 (which is approximately $2.0 million), or alternatively €1,024,000 (which is approximately $1.2 million). After considering the views of its legal counsel as well as other factors, the Company’s management believes that there is a reasonably possible likelihood of a loss from any related future proceedings would range from a minimal amount up to €1,830,000.

ii.	On July 28, 2020, we entered into a settlement agreement and release with the prior underwriter, under which it provided us a final, unconditional release from any further obligations arising out of or related to the engagement agreements, underwriting agreements and placement agency agreements which we had been party to with it and with respect to any services which it had provided to us. We, in turn, provided the prior underwriter a final, unconditional release from any further obligations arising out of or related to the prior agreements and services.

As consideration for the final release provided to us, we paid to the prior underwriter $400,000 in cash and reduced, to $0.495, the exercise price per share of warrants to purchase 274,029 shares of our common stock that had been issued by us to the prior underwriter in various offerings that took place between March 2018 and September 2019. That reduced exercise price represents the exercise price for the Series F Warrants that we issued in our June 2020 public offering. The warrants that were repriced had existing exercise prices per share ranging from $187.50 to $2.25 and a weighted average exercise price per share of $7.32. All other terms of those warrants will remain unchanged. The related increase in expenses of $400,000 was recorded to “General and Administrative expense” within the Consolidated Statements of Operations

iii.	In July 2020, a former senior employee of InspireMD GmbH filed a statement of claim at the Munich Labor Court, seeking confirmation of the court that the notice of termination is not effective. The Company’s management, after considering the views of its legal counsel as well as other factors, is of the opinion that a loss to the Company is neither probable nor in an amount or range of loss that is estimable.

NOTE 7 - COMMITMENTS AND CONTINGENT LIABILITIES

a.	Lease Agreements

1)	The Company’s Israeli subsidiary has a lease agreement for a facility in Israel, which expires on December 31, 2020 with an option to extend the agreement for two additional years until December 31, 2022 under the terms stipulated in the agreement (the Option Period). The Option Period was taken in consideration when calculating the operating lease right of use assets and liabilities since it is reasonably certain that the company will exercise the option.

2)	The Company leases its motor vehicles under operating lease agreements.

3)	Operating lease cost for the year ended December 31, 2019 was comprised of the following:

Twelve months ended December 31
2019
($ in thousands)
Operating lease expense	358
Short-term lease expense	8
Variable lease expense	-
366

Supplemental information related to leases are as follows:

December 31
2019
($ in thousands)
Operating lease right-of-use assets	937
Current Operating lease liabilities	(362)
Non-current operating lease liabilities	(653)

Other information:

Operating cash flows from operating leases (cash paid in thousands)	(366)
Weighted Average Remaining Lease Term	1.33
Weighted Average Discount Rate	9.07%

Maturities of lease liabilities are as follows:

Amount
($ in thousands)
2020	388
2021	389
2022	360
Total lease payments	1,137
Less imputed interest	(122)
Total	1,015

4)	ASC 840 Disclosures

The Company elected the modified retrospective transition method and included the following tables previously disclosed.

Future contractual obligations under the abovementioned operating lease agreements (not including the extension option) as of December 31, 2018 are as follows:

Amount
U.S. dollars in thousands
2019	337
2020	357
2021	26
Total	720

b.	Litigation:

In July 2019, a former distributor filed a suit seeking damages from the Company’s subsidiary for pre-paid goods subject to the voluntary field action (from April 2014) amounting to €1,830,000 (which is approximately $2.0 million), or alternatively €1,024,000 (which is approximately $1.1 million). After considering the views of its legal counsel as well as other factors, the Company’s management believes that there is a reasonably possible likelihood of a loss from any related future proceedings would range from a minimal amount up to €1,830,000.

In July 2016, a service provider filed a suit seeking damages from the Company’s subsidiary amounting to $1,967,822. The Company’s subsidiary and the plaintiff have entered into a confidential settlement agreement in the amount of $600,000, and on April 24, 2019, the parties filed a stipulation of dismissal, dismissing all claims in this action. On April 25, 2019, the court denied as moot all pending motions. The related increase in provision of $354,000 was recorded to “Research and development expense” within the Consolidated Statements of Operations for the year ended December 31, 2019.